AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 94.2%
Aerospace & Defense — 2.4%
Airbus SE (France), ADR	235,953	$13,737,184
Axon Enterprise, Inc.*(a)	8,130	5,834,413
Boeing Co. (The)*	133,958	28,912,155
General Electric Co.	251,851	75,761,818
Howmet Aerospace, Inc.	159,709	31,339,697
RTX Corp.	126,774	21,213,093
TransDigm Group, Inc.(a)	16,243	21,408,599
		198,206,959
Automobiles — 2.9%
Tesla, Inc.*	533,981	237,472,030
Banks — 0.1%
Bank of America Corp.	190,565	9,831,248
Beverages — 0.3%
Monster Beverage Corp.*	184,127	12,393,589
PepsiCo, Inc.	57,212	8,034,853
		20,428,442
Biotechnology — 1.7%
AbbVie, Inc.	293,932	68,057,015
Argenx SE (Netherlands), ADR*	9,971	7,354,211
Natera, Inc.*	49,134	7,909,100
Neurocrine Biosciences, Inc.*(a)	48,696	6,835,945
Regeneron Pharmaceuticals, Inc.	14,645	8,234,444
Vertex Pharmaceuticals, Inc.*	97,788	38,297,692
		136,688,407
Broadline Retail — 6.4%
Amazon.com, Inc.*	2,263,149	496,919,626
Coupang, Inc. (South Korea)*	315,240	10,150,728
MercadoLibre, Inc. (Brazil)*	7,827	18,291,229
		525,361,583
Building Products — 0.5%
Trane Technologies PLC	86,808	36,629,504
Capital Markets — 1.3%
Ares Management Corp. (Class A Stock)(a)	28,183	4,506,180
Charles Schwab Corp. (The)	188,249	17,972,132
Goldman Sachs Group, Inc. (The)	26,268	20,918,522
KKR & Co., Inc.	21,254	2,761,957
LPL Financial Holdings, Inc.(a)	9,279	3,087,030
Nasdaq, Inc.	189,900	16,796,655
Robinhood Markets, Inc. (Class A Stock)*	48,450	6,937,071
S&P Global, Inc.	59,530	28,973,846
Tradeweb Markets, Inc. (Class A Stock)	62,668	6,954,895
		108,908,288
Chemicals — 0.6%
Linde PLC	36,276	17,231,100
Sherwin-Williams Co. (The)	83,610	28,950,799
		46,181,899
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.3%
Copart, Inc.*	252,600	$11,359,422
Waste Connections, Inc.	72,900	12,815,820
		24,175,242
Communications Equipment — 1.0%
Arista Networks, Inc.*	452,314	65,906,673
Ciena Corp.*(a)	20,700	3,015,369
Motorola Solutions, Inc.	32,284	14,763,150
		83,685,192
Construction & Engineering — 0.2%
Quanta Services, Inc.(a)	31,566	13,081,582
Construction Materials — 0.2%
Vulcan Materials Co.	58,800	18,088,056
Consumer Finance — 0.4%
American Express Co.	36,220	12,030,835
Capital One Financial Corp.	103,942	22,095,991
		34,126,826
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	41,638	38,541,382
US Foods Holding Corp.*	147,970	11,337,461
Walmart, Inc.	145,312	14,975,855
		64,854,698
Electric Utilities — 0.4%
Constellation Energy Corp.	65,707	21,622,202
NextEra Energy, Inc.	96,708	7,300,487
Southern Co. (The)	79,528	7,536,869
		36,459,558
Electrical Equipment — 0.7%
Eaton Corp. PLC	60,422	22,612,933
GE Vernova, Inc.	58,224	35,801,938
		58,414,871
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	531,367	65,756,666
Energy Equipment & Services — 0.1%
Baker Hughes Co.	149,801	7,298,305
Entertainment — 2.8%
Live Nation Entertainment, Inc.*(a)	72,200	11,797,480
Netflix, Inc.*	140,031	167,885,967
Spotify Technology SA*	38,918	27,164,764
Walt Disney Co. (The)	219,744	25,160,688
		232,008,899
Financial Services — 4.7%
Adyen NV (Netherlands), ADR*	171,400	2,740,686
Block, Inc.*	401,746	29,034,183
Fidelity National Information Services, Inc.	71,153	4,691,829
Mastercard, Inc. (Class A Stock)	325,869	185,357,546
PayPal Holdings, Inc.*	200,364	13,436,410
Toast, Inc. (Class A Stock)*	93,177	3,401,892
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	432,336	$147,590,864
		386,253,410
Ground Transportation — 0.9%
Canadian Pacific Kansas City Ltd. (Canada)	233,600	17,400,864
Uber Technologies, Inc.*	531,241	52,045,681
		69,446,545
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.*	257,883	25,177,117
Dexcom, Inc.*	80,562	5,421,017
Edwards Lifesciences Corp.*	108,134	8,409,581
IDEXX Laboratories, Inc.*(a)	17,400	11,116,686
Intuitive Surgical, Inc.*	165,848	74,172,201
Sonova Holding AG (Switzerland), ADR	94,910	5,167,850
Stryker Corp.	101,604	37,559,951
		167,024,403
Health Care Providers & Services — 0.4%
Cigna Group (The)	52,467	15,123,613
Humana, Inc.	18,394	4,785,567
UnitedHealth Group, Inc.	45,827	15,824,063
		35,733,243
Health Care REITs — 0.1%
Ventas, Inc.(a)	98,911	6,922,781
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	111,930	13,590,541
Booking Holdings, Inc.	2,434	13,141,823
Chipotle Mexican Grill, Inc.*	477,285	18,704,799
DoorDash, Inc. (Class A Stock)*	169,538	46,112,641
Hilton Worldwide Holdings, Inc.	179,232	46,499,950
McDonald’s Corp.	31,791	9,660,967
Starbucks Corp.(a)	294,601	24,923,244
		172,633,965
Insurance — 0.3%
Arthur J. Gallagher & Co.(a)	28,995	8,980,911
Marsh & McLennan Cos., Inc.	55,701	11,225,423
		20,206,334
Interactive Media & Services — 9.9%
Alphabet, Inc. (Class A Stock)	1,258,532	305,949,129
Alphabet, Inc. (Class C Stock)	301,392	73,404,022
Meta Platforms, Inc. (Class A Stock)	583,718	428,670,825
Pinterest, Inc. (Class A Stock)*	181,721	5,845,964
		813,869,940
IT Services — 0.6%
MongoDB, Inc.*	20,492	6,360,307
Shopify, Inc. (Canada) (Class A Stock)*	219,961	32,688,404
Snowflake, Inc.*	48,172	10,865,195
		49,913,906
Life Sciences Tools & Services — 0.4%
Danaher Corp.	25,983	5,151,389
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Lonza Group AG (Switzerland)	21,048	$14,073,500
Thermo Fisher Scientific, Inc.	31,040	15,055,021
		34,279,910
Machinery — 0.2%
Caterpillar, Inc.	8,800	4,198,920
Ingersoll Rand, Inc.(a)	56,680	4,682,902
Parker-Hannifin Corp.	5,400	4,094,010
		12,975,832
Oil, Gas & Consumable Fuels — 0.1%
EOG Resources, Inc.(a)	48,916	5,484,462
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	104,317	5,919,990
Pharmaceuticals — 2.0%
Eli Lilly & Co.	182,707	139,405,441
Galderma Group AG (Switzerland)	55,202	9,759,730
Johnson & Johnson	79,383	14,719,196
		163,884,367
Professional Services — 0.2%
Dayforce, Inc.*	104,773	7,217,812
Equifax, Inc.(a)	27,199	6,977,359
		14,195,171
Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	143,900	22,672,884
CoStar Group, Inc.*	154,900	13,068,913
		35,741,797
Semiconductors & Semiconductor Equipment — 19.3%
Advanced Micro Devices, Inc.*	139,394	22,552,555
Analog Devices, Inc.	71,646	17,603,422
ASML Holding NV (Netherlands)	17,739	17,172,949
Broadcom, Inc.	1,118,623	369,044,914
Entegris, Inc.(a)	122,204	11,298,982
KLA Corp.(a)	17,705	19,096,613
Lam Research Corp.	197,298	26,418,202
Lattice Semiconductor Corp.*	106,970	7,843,040
Marvell Technology, Inc.	101,300	8,516,291
Micron Technology, Inc.	102,284	17,114,159
NVIDIA Corp.	5,362,209	1,000,480,956
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	207,826	58,043,724
Texas Instruments, Inc.	19,140	3,516,592
		1,578,702,399
Software — 17.4%
AppLovin Corp. (Class A Stock)*	93,973	67,523,359
Autodesk, Inc.*	31,505	10,008,193
Cadence Design Systems, Inc.*	185,658	65,214,229
Crowdstrike Holdings, Inc. (Class A Stock)*	69,466	34,064,737
Datadog, Inc. (Class A Stock)*	136,934	19,499,402
Dynatrace, Inc.*	88,083	4,267,621
Fair Isaac Corp.*	9,453	14,146,698
HubSpot, Inc.*	53,362	24,962,744

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Intuit, Inc.	121,393	$82,900,494
Microsoft Corp.	1,507,428	780,772,333
Nutanix, Inc. (Class A Stock)*(a)	129,834	9,658,351
Oracle Corp.	378,786	106,529,775
Palantir Technologies, Inc. (Class A Stock)*	232,774	42,462,633
Palo Alto Networks, Inc.*(a)	127,699	26,002,070
Salesforce, Inc.	100,529	23,825,373
ServiceNow, Inc.*	105,462	97,054,569
Synopsys, Inc.*	35,112	17,323,910
		1,426,216,491
Specialized REITs — 0.4%
American Tower Corp.	94,500	18,174,240
Equinix, Inc.	22,855	17,900,950
		36,075,190
Specialty Retail — 0.7%
Industria de Diseno Textil SA (Spain)	83,370	4,614,016
Lowe’s Cos., Inc.	116,493	29,275,856
O’Reilly Automotive, Inc.*	91,760	9,892,645
TJX Cos., Inc. (The)	98,957	14,303,245
		58,085,762
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	2,314,499	589,340,880
Seagate Technology Holdings PLC	86,296	20,371,034
Western Digital Corp.	115,735	13,895,144
		623,607,058
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	15,766	3,340,523
NIKE, Inc. (Class B Stock)	113,751	7,931,857
		11,272,380
Tobacco — 0.2%
Philip Morris International, Inc.	101,860	16,521,692
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	16,967	16,168,872

Total Common Stocks (cost $4,784,853,617)		7,718,794,155
Unaffiliated Exchange-Traded Funds — 5.3%
Invesco QQQ Trust, Series 1	170,300	102,243,011
SPDR Portfolio S&P 500 Growth ETF	1,106,380	115,627,774
Technology Select Sector SPDR Fund(a)	257,978	72,713,679
Vanguard Russell 1000 Growth ETF	1,205,834	145,302,997

Total Unaffiliated Exchange-Traded Funds (cost $344,564,259)		435,887,461

Total Long-Term Investments (cost $5,129,417,876)		8,154,681,616
	Shares	Value

Short-Term Investments — 3.4%
Affiliated Mutual Funds — 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	43,670,390	$43,670,390
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $224,522,944; includes $223,560,888 of cash collateral for securities on loan)(b)(wb)	224,657,739	224,522,944

Total Affiliated Mutual Funds (cost $268,193,334)		268,193,334
Unaffiliated Fund — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 4.000%) (Institutional Shares)	9,705,780	9,705,780
(cost $9,705,780)

Total Short-Term Investments (cost $277,899,114)		277,899,114

TOTAL INVESTMENTS—102.9% (cost $5,407,316,990)		8,432,580,730

Liabilities in excess of other assets(z) — (2.9)%		(233,860,220)

Net Assets — 100.0%		$8,198,720,510

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,410,132; cash collateral of $223,560,888 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A3

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
51	S&P 500 E-Mini Index	Dec. 2025	$17,183,813	$145,415
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4